OTHER ASSETS (Details) - Schedule of Other Assets - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Settlement balances	£ 202	£ 490
Prepayments	1,030	1,229
Other assets	660	808
Other assets	1,892	2,527
The Bank
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Settlement balances	100	437
Prepayments	443	469
Other assets	211	92
Other assets	£ 754	£ 998